UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               07/05/11
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:  $ 2,312,997
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                 June 30, 2011

                                                                                                             Voting Authority
                               Title of            Value    Shares/   Sh/  Put/ Invstmt    Other      ------------------------------
         Name of Issuer          class    CUSIP   (x$1000)  Prn Amt   Prn  Call Dscretn   Managers       Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                      COM    H0023R105   89,602   1,361,317  SH       Sole                   1,147,937           213,380
Flextronics International Ltd.   COM    Y2573F102   34,294   5,341,818  SH       Sole                   4,606,688           735,130
PartnerRe Ltd.                   COM    G6852T105    2,157      31,323  SH       Sole                      31,323
AGL Resources Inc.               COM    001204106      695      17,075  SH       Sole                      17,075
AT&T Inc.                        COM    00206R102   57,975   1,845,742  SH       Sole                   1,486,952           358,790
Advance Auto Parts Inc           COM    00751Y106   46,030     786,980  SH       Sole                     675,145           111,835
Allstate Corporation             COM    020002101      412      13,505  SH       Sole                      13,505
American Express Co.             COM    025816109      258       5,000  SH       Sole                       5,000
Apple Inc.                       COM    037833100   55,783     166,183  SH       Sole                     145,632            20,551
BE Aerospace Inc.                COM    073302101      590      14,455  SH       Sole                       8,665             5,790
Bank of America Corp             COM    060505104    2,911     265,592  SH       Sole                      11,140           254,452
Baxter International             COM    071813109      537       9,000  SH       Sole                       4,500             4,500
Bio-Rad Laboratories Cl A        COM    090572207      249       2,090  SH       Sole                       2,090
Bristol-Myers Squibb Co.         COM    110122108   62,031   2,141,965  SH       Sole                   1,724,305           417,660
Capital One Financial Corp.      COM    14040H105   71,774   1,389,077  SH       Sole                   1,101,387           287,690
Chesapeake Energy Corp           COM    165167107    5,967     200,970  SH       Sole                      91,670           109,300
Chevron Corp                     COM    166764100   83,531     812,247  SH       Sole                     653,077           159,170
Chubb Corp                       COM    171232101   57,777     922,804  SH       Sole                     725,599           197,205
Cisco Systems Inc.               COM    17275R102      156      10,000  SH       Sole                      10,000
Citigroup, Inc.                  COM    172967424   85,461   2,052,369  SH       Sole                   1,746,505           305,864
Coca-Cola Company                COM    191216100    8,742     129,920  SH       Sole                      25,314           104,606
ConAgra Foods, Inc.              COM    205887102    3,253     126,040  SH       Sole                      49,040            77,000
ConocoPhillips                   COM    20825C104   98,522   1,310,313  SH       Sole                   1,109,465           200,848
Cousins Properties Inc           COM    222795106    1,425     166,832  SH       Sole                      36,751           130,081
Deluxe Corporation               COM    248019101      825      33,395  SH       Sole                      33,395
Eli Lilly & Co.                  COM    532457108   63,707   1,697,491  SH       Sole                   1,365,896           331,595
Entergy Corp                     COM    29364G103    1,580      23,145  SH       Sole                       5,245            17,900
Exelon Corp                      COM    30161N101    7,505     175,185  SH       Sole                      43,985           131,200
Exxon Mobil Corporation          COM    30231G102   12,345     151,700  SH       Sole                      86,500            65,200
Fifth Third Bancorp              COM    316773100    3,713     291,245  SH       Sole                      93,045           198,200
Gamestop Corp                    COM    36467W109  109,827   4,117,987  SH       Sole                   3,499,507           618,480
Gannett Co. Inc.                 COM    364730101      143      10,000  SH       Sole                      10,000
General Dynamics Corp.           COM    369550108   88,033   1,181,336  SH       Sole                   1,010,596           170,740
Goldman Sachs Group Inc          COM    38141G104    3,979      29,900  SH       Sole                       6,100            23,800
Google Inc                       COM    38259P508   82,650     163,218  SH       Sole                     141,705            21,513
Halliburton Company              COM    406216101    3,575      70,099  SH       Sole                      36,135            33,964
Hancock Holding Co               COM    410120109      374      12,072  SH       Sole                       3,511             8,561
Harsco Corporation               COM    415864107    3,615     110,900  SH       Sole                      59,200            51,700
IBM Corp                         COM    459200101   79,603     464,025  SH       Sole                     419,835            44,190
ITT Corporation                  COM    450911102      298       5,050  SH       Sole                       5,050
Ingram Micro Inc.                COM    457153104      784      43,240  SH       Sole                      43,240
Intel Corporation                COM    458140100   74,571   3,365,137  SH       Sole                   2,897,864           467,273
JPMorgan Chase & Co              COM    46625H100    5,150     125,800  SH       Sole                      12,000           113,800
Johnson & Johnson                COM    478160104    5,609      84,322  SH       Sole                      59,922            24,400
KBR, Inc.                        COM    48242W106    2,303      61,095  SH       Sole                      37,645            23,450
Lincoln Educational Systems      COM    533535100    2,027     118,182  SH       Sole                      63,700            54,482
Lockheed Martin Corp.            COM    539830109    4,275      52,800  SH       Sole                       9,300            43,500
McGraw-Hill Companies            COM    580645109   27,685     660,592  SH       Sole                     541,848           118,744
Merck & Co. Inc.                 COM    58933Y105   96,177   2,725,341  SH       Sole                   2,356,246           369,095
Microsoft Corporation            COM    594918104   75,345   2,897,877  SH       Sole                   2,536,917           360,960
Morgan Stanley                   COM    617446448   86,597   3,763,448  SH       Sole                   3,259,958           503,490
NII Holdings Inc.                COM    62913F201    5,267     124,270  SH       Sole                         370           123,900
Nike Inc cl B                    COM    654106103      310       3,450  SH       Sole                       3,450
Northrop Grumman Corp            COM    666807102    1,859      26,800  SH       Sole                         600            26,200
Nucor Corporation                COM    670346105    4,869     118,120  SH       Sole                      44,720            73,400
Old Republic Int'l Corp          COM    680223104      929      79,060  SH       Sole                      79,060
Oracle Corporation               COM    68389X105  103,378   3,141,235  SH       Sole                   2,743,925           397,310
Overseas Shipholding Grp         COM    690368105    1,187      44,070  SH       Sole                      24,055            20,015
PPL Corp                         COM    69351T106    1,906      68,500  SH       Sole                                        68,500
PetSmart Inc.                    COM    716768106    1,212      26,719  SH       Sole                       7,135            19,584
Philip Morris Intl               COM    718172109    5,018      75,155  SH       Sole                      26,495            48,660
Polaris Industries Inc           COM    731068102      940       8,460  SH       Sole                       8,460
Raytheon Company                 COM    755111507    4,402      88,300  SH       Sole                      23,500            64,800
Regions Financial Corp           COM    7591EP100       65      10,510  SH       Sole                       1,510             9,000
SUPERVALU, Inc.                  COM    868536103      793      84,315  SH       Sole                      84,315
Selective Insurance Group        COM    816300107      195      12,000  SH       Sole                      12,000
St. Jude Medical Inc.            COM    790849103   60,606   1,271,105  SH       Sole                   1,129,035           142,070
State Street Corp                COM    857477103    7,728     171,380  SH       Sole                     114,380            57,000
Synovus Financial Corp           COM    87161C105       29      14,000  SH       Sole                      14,000
Sysco Corporation                COM    871829107      672      21,540  SH       Sole                      21,540
V.F. Corporation                 COM    918204108   87,879     809,495  SH       Sole                     696,177           113,318
Valero Energy Corp.              COM    91913Y100    2,816     110,130  SH       Sole                         680           109,450
Vanguard Emer Mkts ETF           COM    922042858      221       4,545  SH       Sole                       4,545
Vanguard FTSE All-World ex-US    COM    922042775      412       8,262  SH       Sole                       8,262
Vanguard Growth ETF              COM    922908736      383       5,915  SH       Sole                       5,915
Vanguard Mid-Cap ETF             COM    922908629      128       1,597  SH       Sole                       1,562                35
Vanguard Small-Cap ETF           COM    922908751      130       1,668  SH       Sole                       1,628                40
Vanguard Value ETF               COM    922908744      338       6,033  SH       Sole                       5,953                80
Verizon Communications, Inc.     COM    92343V104    1,668      44,800  SH       Sole                      37,800             7,000
Wal-Mart Stores, Inc.            COM    931142103   82,732   1,556,863  SH       Sole                   1,301,313           255,550
Western Digital Corp.            COM    958102105   49,328   1,355,906  SH       Sole                   1,182,276           173,630
Xerox Corporation                COM    984121103    2,768     265,906  SH       Sole                     114,050           151,856
iShr Russell 1000 Index          COM    464287622      643       8,700  SH       Sole                       8,700
BP PLC ADS                       ADR    055622104      426       9,609  SH       Sole                       6,492             3,117
Invesco Ltd.                     ADR    G491BT108      202       8,620  SH       Sole                       8,620
Nokia Corporation                ADR    654902204      616      96,005  SH       Sole                      95,505               500
Norsk Hydro ASA                  ADR    656531605      317      41,500  SH       Sole                      41,500
Novartis AG                      ADR    66987V109       12         200  SH       Sole                         200
Petroleo Brasileiro SA ADR       ADR    71654V101    3,531     115,100  SH       Sole                      21,300            93,800
Royal Dutch Shell CL A           ADR    780259206   76,706   1,078,393  SH       Sole                   1,038,923            39,470
Sanofi ADS                       ADR    80105N105   31,918     794,573  SH       Sole                     702,438            92,135
Teva Pharmaceutical              ADR    881624209  100,836   2,091,160  SH       Sole                   1,795,985           295,175
Vale S.A.                        ADR    91912E105   54,383   1,702,128  SH       Sole                   1,525,023           177,105
American Funds- Growth Fnd of    MF     399874403      362      11,447  SH       Sole                      11,447
Vanguard Intermediate Term Bon   MF     921937306      444      39,129  SH       Sole                      39,129
REPORT SUMMARY                   95 DATA RECORDS 2,312,997                 0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED